Goodwill and Intangible Assets (Notes)	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets, Net

Goodwill and Indefinite-Lived Intangible Assets

The following is a roll forward of goodwill and indefinite-lived trade name/trademarks (in thousands):

	Twelve Months Ended		Twelve Months Ended
	January 2, 2016		January 3, 2015
	Goodwill	Indefinite-Lived Trade Name/ Trademarks	Goodwill	Indefinite-Lived Trade Name/ Trademarks

Beginning balance	$8,963	$1,396	$8,963	$1,396
SleepIQ LABS	55,083	—	—	—
Ending balance	$64,046	$1,396	$8,963	$1,396

Definite-Lived Intangible Assets

The following table provides the gross carrying amount and related accumulated amortization of our definite-lived intangible assets (in thousands):

	January 2, 2016		January 3, 2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Developed technologies(1)	$18,851	$2,342	$5,231	$1,342
Customer relationships	2,413	1,020	2,413	675
Trade names/trademarks	101	101	101	101
	$21,365	$3,463	$7,745	$2,118

(1) In September 2015, in connection with the acquisition of BAM Labs, Inc. (now operating as SleepIQ LABS), we acquired $13.6 million of definite-lived intangible assets consisting of developed technologies.

Amortization expense in 2015, 2014 and 2013 for definite-lived intangible assets was $1.3 million, $0.8 million and $0.8 million, respectively. Annual amortization for definite-lived intangible assets is expected to be approximately $2.5 million for each of the next five years.

See Note 2, Acquisition of BAM Labs, Inc., for additional details.